State Street SPDR SP Global Natural Resources ETF Expense Example - State Street SPDR SP Global Natural Resources ETF - State Street SPDR SP Global Natural Resources ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 505